UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08243

Direxion Funds
(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.)
28th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

1-800-851-0511
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2016

Date of reporting period: May 31, 2016

Item 1. Schedule of Investments.

Direxion Monthly 25+ Year Treasury Bear 1X Fund
Schedule of Investments
May 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 4.1%
Money Market Funds - 4.1%
195,000	Goldman Sachs Financial Square Government Fund, 0.23% (a)	$195,000
195,000	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.23% (a)	195,000
	TOTAL SHORT TERM INVESTMENTS (Cost $390,000) (b)	$390,000

	TOTAL INVESTMENTS (Cost $390,000) - 4.1%	$390,000
	Other Assets in Excess of Liabilities - 95.9%	9,024,367
	TOTAL NET ASSETS - 100.0%	$9,414,367

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2016.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $390,000.

Short Futures Contracts
May 31, 2016 (Unaudited)

		Unrealized
		Appreciation/
Contracts		(Depreciation)
35	Ultra U.S. Treasury Bond Futures
	Expiring September 2016 (Underlying Face Amount at Market Value $6,119,533)	$8,110

Short Equity Swap Contracts
May 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	NYSE 25 Year Plus Treasury Bond Index	1,537	$3,290,273	(0.412%)	5/3/2017	$(4,430)

Direxion Monthly 25+Year Treasury Bull 1.2X Fund
Schedule of Investments
May 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 3.4%
Money Market Funds - 3.4%
45,000	Goldman Sachs Financial Square Government Fund, 0.23% (a)	$45,000
45,000	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.23% (a)	45,000
	TOTAL SHORT TERM INVESTMENTS (Cost $90,000) (b)	$90,000

	TOTAL INVESTMENTS (Cost $90,000) - 3.4%	$90,000
	Other Assets in Excess of Liabilities - 96.6%	2,558,117
	TOTAL NET ASSETS - 100.0%	$2,648,117

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2016.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $90,000.

Long Equity Swap Contracts
May 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	NYSE 25 Year Plus Treasury Bond Index	1,483	$3,178,549	(0.888)%	5/3/2017	$74

Direxion Monthly High Yield Bull 1.2X Fund
Schedule of Investments
May 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 80.0%
659,985	iShares iBoxx $ High Yield Corporate Bond ETF	$55,181,346
382,964	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	36,787,522
1,566,317	SPDR® Barclays High Yield Bond ETF	55,181,348
	TOTAL INVESTMENT COMPANIES (Cost $136,914,960)	$147,150,216

SHORT TERM INVESTMENTS - 5.6%
Money Market Funds - 5.6%
10,370,090	Goldman Sachs Financial Square Government Fund, 0.23% (a)	$10,370,090
	TOTAL SHORT TERM INVESTMENTS (Cost $10,370,090) (b)	$10,370,090

	TOTAL INVESTMENTS (Cost $147,285,050) - 85.6%	$157,520,306
	Other Assets in Excess of Liabilities - 14.4%	26,409,854
	TOTAL NET ASSETS - 100.0%	$183,930,160

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2016.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,370,000.

Long Equity Swap Contracts
May 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares iBoxx $ High Yield Corporate Bond ETF	219,995	$17,322,637	(0.088)%	3/20/2017	$1,306,338
Credit Suisse International	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	382,964	34,345,763	(0.888)%	3/20/2017	2,815,084
Credit Suisse International	SPDR® Barclays High Yield Bond ETF	522,106	17,180,254	(0.188)%	3/20/2017	1,473,876
			$68,848,654			$5,595,298

Direxion Monthly NASDAQ-100® Bull 1.25X Fund
Schedule of Investments
May 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 11.9%
Money Market Funds - 11.9%
1,280,000	Goldman Sachs Financial Square Government Fund, 0.23% (a)	$1,280,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,280,000) (b)	$1,280,000

	TOTAL INVESTMENTS (Cost $1,280,000) - 11.9%	$1,280,000
	Other Assets in Excess of Liabilities - 88.1%	9,458,485
	TOTAL NET ASSETS - 100.0%	$10,738,485

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2016.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,280,000.

Long Equity Swap Contracts
May 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	NASDAQ-100® Index	2,967	$12,914,468	(0.638)%	5/1/2017	$523,094

Direxion Monthly NASDAQ-100® Bear 1.25X Fund
Schedule of Investments
May 31, 2016 (Unaudited)

Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $-) - 0.0%	$–
Other Assets in Excess of Liabilities - 100.0%	103,536
TOTAL NET ASSETS - 100.0%	$103,536

Percentages are stated as a percent of net assets.

Short Equity Swap Contracts
May 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	NASDAQ-100® Index	29	$126,795	0.238%	6/2/2017	$(4,489)

Direxion Monthly NASDAQ-100® Bull 2X Fund
Schedule of Investments
May 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 20.2%
Money Market Funds - 20.2%
18,810,000	Goldman Sachs Financial Square Government Fund, 0.23%(a)	$18,810,000
	TOTAL SHORT TERM INVESTMENTS (Cost $18,810,000)(b)	$18,810,000

	TOTAL INVESTMENTS (Cost $18,810,000) - 20.2%	$18,810,000
	Other Assets in Excess of Liabilities - 79.8%	74,263,059
	TOTAL NET ASSETS - 100.0%	$93,073,059

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2016.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,810,000.

Long Equity Swap Contracts
May 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	NASDAQ-100® Index	41,152	$186,837,478	(0.738)%	5/15/2017	$(430,065)

Direxion Monthly S&P 500® Bull 2X Fund
Schedule of Investments
May 31, 2016 (Unaudited)
Shares		Fair Value
SHORT TERM INVESTMENTS - 48.9%
Money Market Funds - 48.9%
37,430,000	Goldman Sachs Financial Square Government Fund, 0.23%(a)	$37,430,000
	TOTAL SHORT TERM INVESTMENTS (Cost $37,430,000)(b)	$37,430,000

	TOTAL INVESTMENTS (Cost $37,430,000) - 48.9%	$37,430,000
	Other Assets in Excess of Liabilities - 51.1%	39,061,604
	TOTAL NET ASSETS - 100.0%	$76,491,604

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2016.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $37,430,000.

Long Equity Swap Contracts
May 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	S&P 500® Index	2,266	$4,615,191	(0.643)%	4/25/2017	$151,300
Bank of America Merrill Lynch	S&P 500® Index	22,659	47,008,467	(0.643)%	5/25/2017	625,134
Bank of America Merrill Lynch	S&P 500® Index	40,008	82,417,008	(0.643)%) - (0.646)%	6/27/2017	1,568,256
Bank of America Merrill Lynch	S&P 500® Index	6,815	14,245,456	(0.657)%	7/26/2017	47,454
Bank of America Merrill Lynch	S&P 500® Index	1,202	2,522,094	(0.657)%	7/26/2017	(1,493)
			$150,808,216			$2,390,651

Direxion Monthly S&P 500® Bear 2X Fund
Schedule of Investments
May 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 26.7%
Money Market Funds - 26.7%
3,020,000	Goldman Sachs Financial Square Government Fund, 0.23%(a)	$3,020,000
	TOTAL SHORT TERM INVESTMENTS (Cost $3,020,000) (b)	$3,020,000

	TOTAL INVESTMENTS (Cost $3,020,000) - 26.7%	$3,020,000
	Other Assets in Excess of Liabilities - 73.3%	8,296,353
	TOTAL NET ASSETS - 100.0%	$11,316,353

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2016.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,020,000.

Short Equity Swap Contracts
May 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	S&P 500® Index	10,795	$ 22,193,449	0.288%	2/14/2017	$ (499,109)

Direxion Monthly Small Cap Bull 2X Fund
Schedule of Investments
May 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 19.2%
Money Market Funds - 19.2%
3,620,000	Goldman Sachs Financial Square Government Fund, 0.23%(a)	$3,620,000
	TOTAL SHORT TERM INVESTMENTS (Cost $3,620,000)(b)	$3,620,000

	TOTAL INVESTMENTS (Cost $3,620,000) - 19.2%	$3,620,000
	Other Assets in Excess of Liabilities - 80.8%	15,214,650
	TOTAL NET ASSETS - 100.0%	$18,834,650

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2016.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,620,000.

Long Equity Swap Contracts
May 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Russell 2000® Index	32,620	$37,527,679	(0.268)%	11/30/2017	$142,136

Direxion Monthly Small Cap Bear 2X Fund
Schedule of Investments
May 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 27.5%
Money Market Funds - 27.5%
2,500,000	Goldman Sachs Financial Square Government Fund, 0.23%(a)	$2,500,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,500,000) (b)	$2,500,000

	TOTAL INVESTMENTS (Cost $2,500,000) - 27.5%	$2,500,000
	Other Assets in Excess of Liabilities - 72.5%	6,603,903
	TOTAL NET ASSETS - 100.0%	$9,103,903

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2016.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,500,000.

Short Equity Swap Contracts
May 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Russell 2000® Index	15,769	$17,646,859	(0.812)%	3/9/2017	$(608,727)

Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Schedule of Investments
May 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 32.0%
Money Market Funds - 32.0%
14,640,000	Goldman Sachs Financial Square Government Fund, 0.23% (a)	$14,640,000
	TOTAL SHORT TERM INVESTMENTS (Cost $14,640,000) (b)	$14,640,000

	TOTAL INVESTMENTS (Cost $14,640,000) - 32.0%	$14,640,000
	Other Assets in Excess of Liabilities - 68.0%	31,180,983
	TOTAL NET ASSETS - 100.0%	$45,820,983

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2016.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,640,000.

Long Equity Swap Contracts
May 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	835,228	$91,922,662	(0.788)%	3/13/2017	$(203,694)

Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Schedule of Investments
May 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 31.4%
Money Market Funds - 31.4%
2,760,000	Goldman Sachs Financial Square Government Fund, 0.23%(a)	$2,760,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,760,000)(b)	$2,760,000

	TOTAL INVESTMENTS (Cost $2,760,000) - 31.4%	$2,760,000
	Other Assets in Excess of Liabilities - 68.6%	6,023,688
	TOTAL NET ASSETS - 100.0%	$8,783,688

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2016.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,760,000.

Short Equity Swap Contracts
May 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	160,106	$17,670,160	(0.312)%	5/11/2017	$79,718

Direxion Dynamic HY Bond Fund
Schedule of Investments
May 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 69.8%
431,140	iShares iBoxx $ High Yield Corporate Bond ETF	$36,047,615
1,023,960	SPDR Barclays High Yield Bond ETF	36,074,111
	TOTAL INVESTMENT COMPANIES (Cost $68,318,095)	$72,121,726

SHORT TERM INVESTMENTS - 9.5%
Money Market Funds - 9.5%
9,834,715	Goldman Sachs Financial Square Government Fund, 0.23%(a)	$9,834,715
	TOTAL SHORT TERM INVESTMENTS (Cost $9,834,715)(b)	$9,834,715

	TOTAL INVESTMENTS (Cost $78,152,810) - 79.3%	$81,956,441
	Other Assets in Excess of Liabilities - 20.7%	21,370,261
	TOTAL NET ASSETS - 100.0%	$103,326,702

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2016.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,834,715.

Long Equity Swap Contracts
May 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse Capital, LLC	iShares iBoxx $ High Yield Corporate Bond ETF	307,958	$24,816,079	(0.088)%	10/17/2017	$1,176,684
Credit Suisse Capital, LLC	SPDR Barclays High Yield Bond ETF	731,396	24,685,175	(0.188)%	10/17/2017	1,381,871
			$49,501,254			$2,558,555

Direxion Monthly China Bull 2X Fund
Schedule of Investments
May 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 44.2%
Money Market Funds - 44.2%
1,460,000	Goldman Sachs Financial Square Government Fund, 0.23%(a)	$1,460,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,460,000)(b)	$1,460,000

	TOTAL INVESTMENTS (Cost $1,460,000) - 44.2%	$1,460,000
	Other Assets in Excess of Liabilities - 55.8%	1,843,746
	TOTAL NET ASSETS - 100.0%	$3,303,746

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2016.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,460,000.

Long Equity Swap Contracts
May 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares China Large-Cap ETF	196,330	$6,442,440	0.062%	5/15/2017	$164,351

Direxion Monthly Emerging Markets Bull 2X Fund
Schedule of Investments
May 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 43.2%
Money Market Funds - 43.2%
1,290,000	Goldman Sachs Financial Square Government Fund, 0.23%(a)	$1,290,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,290,000)(b)	$1,290,000

	TOTAL INVESTMENTS (Cost $1,290,000) - 43.2%	$1,290,000
	Other Assets in Excess of Liabilities - 56.8%	1,694,485
	TOTAL NET ASSETS - 100.0%	$2,984,485

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2016.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,290,000.

Long Equity Swap Contracts
May 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares MSCI Emerging Markets ETF	180,253	$5,986,049	(0.112)%	5/15/2017	$(14,267)

Direxion Monthly Latin America Bull 2X Fund
Schedule of Investments
May 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 91.6%
Money Market Funds - 91.6%
4,234,150	Goldman Sachs Financial Square Government Fund, 0.23%(a)	$4,234,150
	TOTAL SHORT TERM INVESTMENTS (Cost $4,234,150)(b)	$4,234,150

	TOTAL INVESTMENTS (Cost $4,234,150) - 91.6%	$4,234,150
	Other Assets in Excess of Liabilities - 8.4%	388,193
	TOTAL NET ASSETS - 100.0%	$4,622,343

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2016.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,234,150.

Long Equity Swap Contracts
May 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	347,885	$9,306,399	(1.393)%	6/21/2017	$(1,098,218)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	43,437	1,045,565	(1.393)% - (1.419)%	7/19/2017	(19,324)
			$10,351,964			$(1,117,542)

Direxion Monthly Natural Resources Bull 2X Fund
Schedule of Investments
May 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 57.9%
Money Market Funds - 57.9%
3,910,000	Goldman Sachs Financial Square Government Fund, 0.23%(a)	$3,910,000
	TOTAL SHORT TERM INVESTMENTS (Cost $3,910,000)(b)	$3,910,000

	TOTAL INVESTMENTS (Cost $3,910,000) - 57.9%	$3,910,000
	Other Assets in Excess of Liabilities - 42.1%	2,843,564
	TOTAL NET ASSETS - 100.0%	$6,753,564

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2016.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,910,000.

Long Equity Swap Contracts
May 31, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Received/(Paid)	Termination Date	Unrealized Appreciation/(Depreciation)
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	65,302	$13,158,195	(0.954)%	6/21/2017	$(400,537)
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	3,554	688,333	(0.954)%	6/21/2017	5,061
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	93	17,810	(0.961)% - (0.967)%	7/19/2017	318
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	420	82,283	(0.973)% - (0.974)%	7/19/2017	(453)
			$13,946,621			$(395,611)

Direxion Hilton Tactical Income Fund
Schedule of Investments
May 31, 2016 (Unaudited)

Shares		Fair Value
PREFERRED STOCKS - 33.0%
Consumer Discretionary - 1.5%
36,300	M/I Homes, Inc., Series A	$903,144

Financials - 29.5%
47,165	Ares Capital Corp.	1,209,311
47,500	Bank of America Corp., Series H	914,850
16,150	BGC Partners, Inc.	429,751
36,000	Bluerock Residential Growth, Inc. Class A - REIT	933,480
14,750	Boston Private Financial Holdings, Inc.	384,385
46,300	Colony Financial, Inc., Series A	1,203,800
46,750	Countrywide Capital IV, Series A	1,208,488
46,750	Countrywide Capital V, Series B	1,202,877
23,300	Customers Bancorp, Inc.	608,596
33,000	Dynex Capital, Inc., Series B	774,840
45,215	HCI Group, Inc.	1,157,956
46,350	Iberiabank Corp.	1,211,589
35,500	Legg Mason, Inc. (a)	930,100
25,000	PS Business Parks, Inc. - REIT	654,250
24,450	Saratoga Investment Corp.	619,196
45,250	State Street Corp.	1,234,420
50,000	Torchmark Corp.	1,287,500
24,000	Valley National Bancorp	684,960
44,750	Wintrust Financial Corp.	1,265,978
		17,916,327
Utilities - 2.0%
44,350	Southern Co.	1,210,311
	TOTAL PREFERRED STOCKS (Cost $19,365,480)	$20,029,782

COMMON STOCKS - 27.8%
Consumer Discretionary - 1.7%
8,255	McDonald's Corp.	$1,007,605

Consumer Staples - 6.2%
9,573	Constellation Brands, Inc.	1,466,105
26,522	Tootsie Roll Industries, Inc.	949,222
63,500	Vector Group Ltd.	1,363,345
		3,778,672
Financials - 10.5%
6,715	CME Group, Inc.	657,331
23,000	First of Long Island Corp.	692,070
38,475	Four Corners Property Trust, Inc. - REIT	747,954
184,900	Gramercy Property Trust - REIT	1,651,157
94,095	Redwood Trust, Inc.	1,340,854
36,600	Sterling Bancorp	602,436
18,150	Washington Trust Bancorp, Inc.	695,508
		6,387,310
Industrials - 2.1%
26,500	Republic Services, Inc.	1,279,420

Information Technology - 3.2%
21,825	Booz Allen Hamilton Holding Corp. Class A	638,818
20,500	Broadridge Financial Solutions, Inc.	1,315,895
		1,954,713
Telecommunication Services - 2.1%
24,465	Verizon Communications, Inc.	1,245,269

Utilities - 2.0%
24,575	Southern Co.	1,214,988
	TOTAL COMMON STOCKS (Cost $14,905,659)	$16,867,977

CORPORATE BONDS - 14.1%
Consumer Discretionary - 1.8%
	Amazon.com, Inc.
500,000	3.30%, 12/05/2021	$534,046
500,000	3.80%, 12/05/2024	552,452
		1,086,498
Consumer Staples - 2.0%
	Sysco Corp.
1,200,000	2.60%, 10/01/2020	1,223,924

Financials - 1.0%
	Customers Bancorp, Inc.
22,500	6.38%, 07/31/2018	599,062

Health Care - 2.1%
	AbbVie, Inc.
1,250,000	2.90%, 11/06/2022	1,258,341

Information Technology - 7.2%
	Alphabet, Inc.
800,000	3.38%, 02/25/2024	862,494
	Apple, Inc.
1,000,000	3.20%, 05/13/2025	1,042,095
	Microsoft Corp.
1,200,000	2.38%, 02/12/2022	1,227,292
	Oracle Corp.
1,250,000	2.50%, 10/15/2022	1,264,611
		4,396,492
	TOTAL CORPORATE BONDS (Cost $8,259,653)	$8,564,317

U.S. GOVERNMENT OBLIGATIONS - 5.7%
	U.S Treasury Note
1,925,000	2.00%, 08/15/2025	$1,953,762
	U.S. Treasury Note
1,450,000	2.50%, 08/15/2023	1,533,517
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $3,444,535)	$3,487,279

CONVERTIBLE BONDS - 3.9%
Financials - 3.9%
	Colony Financial, Inc.
750,000	3.88%, 01/15/2021	$720,000
	HCI Group, Inc.
1,865,000	3.88%, 03/15/2019	1,675,003
	TOTAL CONVERTIBLE BONDS (Cost $2,488,031)	$2,395,003

MASTER LIMITED PARTNERSHIPS - 3.5%
Energy - 3.5%
40,250	Enterprise Products Partners L.P.	$1,117,340
14,225	Magellan Midstream Partners, L.P.	996,461
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,006,110)	$2,113,801

CLOSED-END FUNDS - 1.7%
45,250	Nuveen Mortgage Opportunity Term Fund	$1,036,678
	TOTAL CLOSED-END FUNDS (Cost $1,058,924)	$1,036,678

EXCHANGE TRADED FUNDS - 1.0%

28,815	ProShares Short S&P 500 Fund (a)	$574,283
	TOTAL EXCHANGE TRADED FUNDS (Cost $611,163)	$574,283

	TOTAL INVESTMENTS - 90.7% (Cost $52,139,555)	55,069,120
	Other Assets in Excess of Liabilities - 9.3%	5,663,924
	Total Net Assets - 100.0%	$60,733,044

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
REIT - Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor's Financial Services LLP ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Written Options
May 31, 2016 (Unaudited)

Contracts		Value
300	Enterprise Products Partners L.P. Call
	Expiration September 2016, Strike Price $30 (Cost $7,325)	$13,500

The unaudited cost basis of investments for federal income tax purposes at May 31, 2016 (Unaudited) was as follows*:

	Direxion Monthly 25+ Year Treasury Bear 1X Fund	Direxion Monthly 25+ Year Treasury Bull 1.2X Fund	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100® Bull 1.25X Fund
Cost of investments	$390,000	$90,000	$147,285,050	$1,280,000
Gross unrealized appreciation	$-	$-	$10,235,256	$-
Gross unrealized depreciation	$-	$-	$-	$-
Net unrealized appreciation/(depreciation)	$-	$-	$10,235,256	$-

	Direxion Monthly NASDAQ-100® Bear 1.25X Fund	Direxion Monthly NASDAQ-100® Bull 2X Fund	Direxion Monthly S&P 500® Bull 2X Fund	Direxion Monthly S&P 500® Bear 2X Fund
Cost of investments	$-	$18,810,000	$37,430,000	$3,020,000
Gross unrealized appreciation	$-	$-	$-	$-
Gross unrealized depreciation	$-	$-	$-	$-

	Direxion Monthly Small Cap Bull X Fund	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Cost of investments	$3,620,000	$2,500,000	$14,640,000	$2,760,000
Gross unrealized appreciation	$-	$-	$-	$-
Gross unrealized depreciation	$-	$-	$-	$-
Net unrealized appreciation/(depreciation)	$-	$-	$-	$-

	Direxion Dynamic HY Bond Fund	Direxion Monthly China Bull 2X Fund	Direxion Monthly Emerging Markets Bull 2X Fund	Direxion Monthly Latin America Bull 2X Fund
Cost of investments	$78,238,595	$1,460,000	$1,290,000	$4,234,150
Gross unrealized appreciation	$3,803,631	$-	$-	$-
Gross unrealized depreciation	$(85,785)	$-	$-	$-
Net unrealized appreciation/(depreciation)	$3,717,846	$-	$-	$-

	Direxion Monthly Natural Resources Bull 2X Fund	Direxion Hilton Tactical Income Fund
Cost of investments	$3,910,000	$52,143,481
Gross unrealized appreciation	$-	$3,165,662
Gross unrealized depreciation	$-	$(240,023)
Net unrealized appreciation/(depreciation)	$-	$2,925,639

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of May 31, 2016.

Direxion Monthly 25+ Year Treasury Bear 1X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$390,000	$-	$-	$390,000
Other Financial Instruments*	8,110	(4,430)	-	3,680

Direxion Monthly 25+ Year Treasury Bull 1.2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$90,000	$-	$-	$90,000
Other Financial Instruments*	-	74	-	74

Direxion Monthly High Yield Bull 1.2X Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Fixed Income	$147,150,216	$-	$-	$147,150,216
Short-Term Investments	10,370,090	-	-	10,370,090
Other Financial Instruments*	-	5,595,298	-	5,595,298

Direxion Monthly NASDAQ-100® Bull 1.25X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$1,280,000	$-	$-	$1,280,000
Other Financial Instruments*	-	523,094	-	523,094

Direxion Monthly NASDAQ-100® Bear 1.25X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$-	$-	$-	$-
Other Financial Instruments*	-	(4,489)	-	(4,489)

Direxion Monthly NASDAQ-100® Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$18,810,000	$-	$-	$18,810,000
Other Financial Instruments*	-	(430,065)	-	(430,065)

Direxion Monthly S&P 500® Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$37,430,000	$-	$-	$37,430,000
Other Financial Instruments*	-	2,390,651	-	2,390,651

Direxion Monthly S&P 500® Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$3,020,000	$-	$-	$3,020,000
Other Financial Instruments*	-	(499,109)	-	(499,109)

Direxion Monthly Small Cap Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$3,620,000	$-	$-	$3,620,000
Other Financial Instruments*	-	142,136	-	142,136

Direxion Monthly Small Cap Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,500,000	$-	$-	$2,500,000
Other Financial Instruments*	-	(608,727)	-	(608,727)

Direxion Monthly 7-10 Year Treasury Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$14,640,000	$-	$-	$14,640,000
Other Financial Instruments*	-	(203,694)	-	(203,694)

Direxion Monthly 7-10 Year Treasury Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,760,000	$-	$-	$2,760,000
Other Financial Instruments*	-	79,718	-	79,718

Direxion Dynamic HY Bond Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Fixed Income	$72,121,726	$-	$-	$72,121,726
Short-Term Investments	9,834,715	-	-	9,834,715
Other Financial Instruments*	-	2,558,555	-	2,558,555

Direxion Monthly China Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$1,460,000	$-	$-	$1,460,000
Other Financial Instruments*	-	164,351	-	164,351

Direxion Monthly Emerging Markets Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$1,290,000	$-	$-	$1,290,000
Other Financial Instruments*	-	(14,267)	-	(14,267)

Direxion Monthly Latin America Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$4,234,150	$-	$-	$4,234,150
Other Financial Instruments*	-	(1,117,542)	-	(1,117,542)

Direxion Monthly Natural Resources Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$3,910,000	$-	$-	$3,910,000
Other Financial Instruments*	-	(395,611)	-	(395,611)

Direxion Hilton Tactical Income Fund
	Level 1	Level 2	Level 3	Total
Preferred Stocks	$19,026,201	$1,003,581	$-	$20,029,782
Common Stocks	16,867,977	-	-	16,867,977
Corporate Bonds	-	8,564,317	-	8,564,317
U.S. Government Obligations	-	3,487,279	-	3,487,279
Convertible Bonds	-	2,395,003	-	2,395,003
Master Limited Partnerships	2,113,801	-	-	2,113,801
Closed-End Funds	1,036,678	-	-	1,036,678
Exchange Traded Funds	574,283	-	-	574,283
Call Options Written	(13,500)	-	-	(13,500)

For further information regarding each asset class, see the Schedule of Investments.

* Other financial instruments include futures and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Direxion Funds

By (Signature and Title   /s/Eric W. Falkeis
                                                           Eric W. Falkeis, Principal Executive Officer

Date  July 25 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Eric W. Falkeis
                                                              Eric W. Falkeis, Principal Executive Officer

Date  July 25 2016

                By (Signature and Title)   s/Patrick J. Rudnick
                                                            Patrick J. Rudnick, Principal Financial Officer, Treasurer

Date  July 25 2016